Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table presents compensation information for Jonathan Reich, our chief executive officer, and the average compensation information for the other individuals named in the summary compensation table, as well as certain measures relating to Company performance.

(a) Fiscal Year(1)	(b) Summary Compensation Table Total for PEO(2) ($)	(c) Compensation Actually Paid to PEO ($)		(d) Average Summary Compensation Table Total for Non- PEO Named Executive Officers(6) ($)	(e) Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)		(f) Value of Initial Fixed $100 Investment Based on Total Shareholder Return(10) ($)	(g) Net (loss) Income (in thousands) ($)
Fiscal 2025	596,968	635,191	(3)	218,817	237,788	(7)	26.17	(2,392)
Fiscal 2024	513,814	527,585	(4)	362,923	406,197	(8)	23.57	(9,171)
Fiscal 2023	443,788	390,301	(5)	161,666	136,051	(9)	13.67	(6,102)

____________

(1)      Information provided for the last three completed fiscal years.

(2)      Jonathan Reich, Chief Executive Officer.

(3)      In Fiscal 2025, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $41,621 for the change in the fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of the Class B Common Stock underlying awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of 19,400 outstanding and unvested deferred stock units (“DSUs”) that increased in fair market value by $41,621.

b.       A decrease in the amount of $3,398 for the change in fair market value from Fiscal 2024 year-end to the vesting date of 7,308 DSUs that were granted prior to Fiscal 2025 that vested during Fiscal 2025.

(4)      In Fiscal 2024, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $11,108 for the change in the stock’s fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of 47,908 outstanding and unvested DSUs that increased in fair market value by $11,108.

b.       An increase in the amount of $2,663 for the change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 5,742 DSUs that vested in Fiscal 2024 and decreased in value by $29; and (ii) 11,216 options to purchase shares of the Company’s Class B Common Stock (“options”) that vested in Fiscal 2024 and increased in value by $2,692.

(5)      In Fiscal 2023, compensation actually paid to Mr. Reich was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $26,572 for the change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 53,650 outstanding and unvested DSUs that decreased in fair market value by $19,169; and (ii) 11,216 outstanding and unvested options that decreased in fair market value by $7,403.

b.       A deduction in the amount of $26,915 for the change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 4,350 DSUs that vested in Fiscal 2023 and decreased in fair market value by $304; and (ii) 41,216 options that vested in Fiscal 2023 and decreased in fair market value by $26,611.

c.       An increase in the amount of $15,188 based upon the incremental value of 64,898 options that were modified during Fiscal 2023.

(6)      Michael Jonas, Executive Chairman and Chairman of the Board, and Yi Tsai, Chief Financial Officer.

(7)      In Fiscal 2025, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $30,989 for the fair market value of 77,472 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2025 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2025, the last day the stock was traded in Fiscal 2025 ($4.02).

b.       An increase in the amount of $40,119 for the change in fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of; (i) 33,000 outstanding and unvested DSUs held by Michael Jonas that increased in value by $27,247; and (ii) 6,000 outstanding and unvested DSUs held by Yi Tsai that increased in fair market value by $12,872.

c.       A decrease in the amount of $33,164 for the average change in fair market value from Fiscal 2024 year-end to the vesting date of awards granted prior to Fiscal 2025 that vested during Fiscal 2025, consisting of: (i) 38,736 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $30,059, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day that the stock was in Fiscal 2024 ($3.62), and the closing market price of one share the Class B Common Stock on February 7, 2025, the vesting date of the restricted shares ($2.844); (ii) 3,654 DSUs held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $1,699; and (iii) 3,024 DSUs held by Yi Tsai that vested in Fiscal 2025 and decreased in fair market value by $1,406.

(8)      In Fiscal 2024, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $420,673 for the fair market value of 116,208 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2024 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day the stock was traded in Fiscal 2024 ($3.62).

b.       An increase in the amount of $479 for the change in fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of; (i) 23,954 outstanding and unvested DSUs held by Michael Jonas that increased in value by $5,554; and (ii) 19,824 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $4,596.

c.       An increase in the amount of $17,862 for the average change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2024 and increased in fair market value by $34,660, based on the closing market price of one share of the Class B Common Stock on July 31, 2023, the last day that the stock was in Fiscal 2023 ($2.10), and the closing market price of one share the Class B Common Stock on February 7, 2024, the vesting date of the restricted shares ($3.223); (ii) 2,871 DSUs held by Michael Jonas that vested in Fiscal 2024 and decreased in fair market value by $14; (iii) 2,376 DSUs held by Yi Tsai that vested in Fiscal 2024 and decreased in fair market value by $12; and (iv) 6,000 options held by Yi Tsai that vested in Fiscal 2024 and increased in fair market value by $1,090.

(9)      In Fiscal 2023, average compensation actually paid to the non-PEO Named Executive Officers was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $20,498 for the average change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 30,864 outstanding and unvested restricted shares of Class B Common Stock held by Michael Jonas that decreased in fair market value by $20,370, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on July 31, 2023, the last day that the stock was traded in Fiscal 2023 ($2.10); (ii) 26,825 outstanding and unvested DSUs held by Michael Jonas that decreased in value by $9,585 (iii) 22,200 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $7,932; and (iv) 6,000 outstanding and unvested options held by Yi Tsai that decreased in fair market value by $3,110.

b.       A deduction in the amount of $5,117 for the average change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $1,852, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on February 7, 2023, the vesting date of the restricted shares ($2.70); (ii) 471 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $367, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on November 7, 2022, the vesting date of the restricted shares ($1.98); (iii) 2,175 DSUs held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $152; (iv) 1,800 DSUs held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $126; and (v) 12,666 options held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $7,736.

c.       An increase in the amount of $3,473 based upon the incremental value of 15,000 options, held by Yi Tsai, that were modified during Fiscal 2023.

(10)    Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2022.

Named Executive Officers, Footnote	In Fiscal 2025, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $30,989 for the fair market value of 77,472 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2025 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2025, the last day the stock was traded in Fiscal 2025 ($4.02).

b.       An increase in the amount of $40,119 for the change in fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of; (i) 33,000 outstanding and unvested DSUs held by Michael Jonas that increased in value by $27,247; and (ii) 6,000 outstanding and unvested DSUs held by Yi Tsai that increased in fair market value by $12,872.

c.       A decrease in the amount of $33,164 for the average change in fair market value from Fiscal 2024 year-end to the vesting date of awards granted prior to Fiscal 2025 that vested during Fiscal 2025, consisting of: (i) 38,736 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $30,059, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day that the stock was in Fiscal 2024 ($3.62), and the closing market price of one share the Class B Common Stock on February 7, 2025, the vesting date of the restricted shares ($2.844); (ii) 3,654 DSUs held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $1,699; and (iii) 3,024 DSUs held by Yi Tsai that vested in Fiscal 2025 and decreased in fair market value by $1,406.

In Fiscal 2024, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $420,673 for the fair market value of 116,208 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2024 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day the stock was traded in Fiscal 2024 ($3.62).

b.       An increase in the amount of $479 for the change in fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of; (i) 23,954 outstanding and unvested DSUs held by Michael Jonas that increased in value by $5,554; and (ii) 19,824 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $4,596.

c.       An increase in the amount of $17,862 for the average change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2024 and increased in fair market value by $34,660, based on the closing market price of one share of the Class B Common Stock on July 31, 2023, the last day that the stock was in Fiscal 2023 ($2.10), and the closing market price of one share the Class B Common Stock on February 7, 2024, the vesting date of the restricted shares ($3.223); (ii) 2,871 DSUs held by Michael Jonas that vested in Fiscal 2024 and decreased in fair market value by $14; (iii) 2,376 DSUs held by Yi Tsai that vested in Fiscal 2024 and decreased in fair market value by $12; and (iv) 6,000 options held by Yi Tsai that vested in Fiscal 2024 and increased in fair market value by $1,090.

In Fiscal 2023, average compensation actually paid to the non-PEO Named Executive Officers was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $20,498 for the average change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 30,864 outstanding and unvested restricted shares of Class B Common Stock held by Michael Jonas that decreased in fair market value by $20,370, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on July 31, 2023, the last day that the stock was traded in Fiscal 2023 ($2.10); (ii) 26,825 outstanding and unvested DSUs held by Michael Jonas that decreased in value by $9,585 (iii) 22,200 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $7,932; and (iv) 6,000 outstanding and unvested options held by Yi Tsai that decreased in fair market value by $3,110.

b.       A deduction in the amount of $5,117 for the average change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $1,852, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on February 7, 2023, the vesting date of the restricted shares ($2.70); (ii) 471 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $367, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on November 7, 2022, the vesting date of the restricted shares ($1.98); (iii) 2,175 DSUs held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $152; (iv) 1,800 DSUs held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $126; and (v) 12,666 options held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $7,736.

c.       An increase in the amount of $3,473 based upon the incremental value of 15,000 options, held by Yi Tsai, that were modified during Fiscal 2023.

PEO Total Compensation Amount	[1],[2]	$ 596,968		$ 513,814		$ 443,788
PEO Actually Paid Compensation Amount	[1]	$ 635,191	[3]	$ 527,585	[4]	$ 390,301	[5]
Adjustment To PEO Compensation, Footnote	In Fiscal 2025, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $41,621 for the change in the fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of the Class B Common Stock underlying awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of 19,400 outstanding and unvested deferred stock units (“DSUs”) that increased in fair market value by $41,621.

b.       A decrease in the amount of $3,398 for the change in fair market value from Fiscal 2024 year-end to the vesting date of 7,308 DSUs that were granted prior to Fiscal 2025 that vested during Fiscal 2025.

In Fiscal 2024, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $11,108 for the change in the stock’s fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of 47,908 outstanding and unvested DSUs that increased in fair market value by $11,108.

b.       An increase in the amount of $2,663 for the change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 5,742 DSUs that vested in Fiscal 2024 and decreased in value by $29; and (ii) 11,216 options to purchase shares of the Company’s Class B Common Stock (“options”) that vested in Fiscal 2024 and increased in value by $2,692.

In Fiscal 2023, compensation actually paid to Mr. Reich was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $26,572 for the change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 53,650 outstanding and unvested DSUs that decreased in fair market value by $19,169; and (ii) 11,216 outstanding and unvested options that decreased in fair market value by $7,403.

b.       A deduction in the amount of $26,915 for the change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 4,350 DSUs that vested in Fiscal 2023 and decreased in fair market value by $304; and (ii) 41,216 options that vested in Fiscal 2023 and decreased in fair market value by $26,611.

c.       An increase in the amount of $15,188 based upon the incremental value of 64,898 options that were modified during Fiscal 2023.

Non-PEO NEO Average Total Compensation Amount	[1],[6]	$ 218,817		$ 362,923		$ 161,666
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	237,788	[7]	406,197	[8]	136,051	[9]
Total Shareholder Return Amount	[1],[10]	26.17		23.57		13.67
Net Income (Loss)	[1]	$ (2,392)		$ (9,171)		$ (6,102)
Jonathan Reich [Member]
Pay vs Performance Disclosure
PEO Name		Jonathan Reich
Michael Jonas [Member]
Pay vs Performance Disclosure
PEO Name		Michael Jonas

[1]	Information provided for the last three completed fiscal years.
[2]	Jonathan Reich, Chief Executive Officer.
[3]	In Fiscal 2025, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $41,621 for the change in the fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of the Class B Common Stock underlying awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of 19,400 outstanding and unvested deferred stock units (“DSUs”) that increased in fair market value by $41,621.

b.       A decrease in the amount of $3,398 for the change in fair market value from Fiscal 2024 year-end to the vesting date of 7,308 DSUs that were granted prior to Fiscal 2025 that vested during Fiscal 2025.

[4]	In Fiscal 2024, compensation actually paid to Mr. Reich was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $11,108 for the change in the stock’s fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of 47,908 outstanding and unvested DSUs that increased in fair market value by $11,108.

b.       An increase in the amount of $2,663 for the change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 5,742 DSUs that vested in Fiscal 2024 and decreased in value by $29; and (ii) 11,216 options to purchase shares of the Company’s Class B Common Stock (“options”) that vested in Fiscal 2024 and increased in value by $2,692.

[5]	In Fiscal 2023, compensation actually paid to Mr. Reich was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $26,572 for the change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 53,650 outstanding and unvested DSUs that decreased in fair market value by $19,169; and (ii) 11,216 outstanding and unvested options that decreased in fair market value by $7,403.

b.       A deduction in the amount of $26,915 for the change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 4,350 DSUs that vested in Fiscal 2023 and decreased in fair market value by $304; and (ii) 41,216 options that vested in Fiscal 2023 and decreased in fair market value by $26,611.

c.       An increase in the amount of $15,188 based upon the incremental value of 64,898 options that were modified during Fiscal 2023.

[6]	Michael Jonas, Executive Chairman and Chairman of the Board, and Yi Tsai, Chief Financial Officer.
[7]	In Fiscal 2025, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $30,989 for the fair market value of 77,472 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2025 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2025, the last day the stock was traded in Fiscal 2025 ($4.02).

b.       An increase in the amount of $40,119 for the change in fair market value from Fiscal 2024 year-end to Fiscal 2025 year-end of awards granted prior to Fiscal 2025 that were outstanding and unvested as of Fiscal 2025 year-end, consisting of; (i) 33,000 outstanding and unvested DSUs held by Michael Jonas that increased in value by $27,247; and (ii) 6,000 outstanding and unvested DSUs held by Yi Tsai that increased in fair market value by $12,872.

c.       A decrease in the amount of $33,164 for the average change in fair market value from Fiscal 2024 year-end to the vesting date of awards granted prior to Fiscal 2025 that vested during Fiscal 2025, consisting of: (i) 38,736 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $30,059, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day that the stock was in Fiscal 2024 ($3.62), and the closing market price of one share the Class B Common Stock on February 7, 2025, the vesting date of the restricted shares ($2.844); (ii) 3,654 DSUs held by Michael Jonas that vested in Fiscal 2025 and decreased in fair market value by $1,699; and (iii) 3,024 DSUs held by Yi Tsai that vested in Fiscal 2025 and decreased in fair market value by $1,406.

[8]	In Fiscal 2024, average compensation actually paid to the non-PEO Named Executive Officers was higher than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       An increase in the amount of $420,673 for the fair market value of 116,208 shares of Class B Common Stock held by Michael Jonas that were outstanding and unvested as of Fiscal 2024 year-end, based on the closing market price of one share of the Class B Common Stock on July 31, 2024, the last day the stock was traded in Fiscal 2024 ($3.62).

b.       An increase in the amount of $479 for the change in fair market value from Fiscal 2023 year-end to Fiscal 2024 year-end of awards granted prior to Fiscal 2024 that were outstanding and unvested as of Fiscal 2024 year-end, consisting of; (i) 23,954 outstanding and unvested DSUs held by Michael Jonas that increased in value by $5,554; and (ii) 19,824 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $4,596.

c.       An increase in the amount of $17,862 for the average change in fair market value from Fiscal 2023 year-end to the vesting date of awards granted prior to Fiscal 2024 that vested during Fiscal 2024, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2024 and increased in fair market value by $34,660, based on the closing market price of one share of the Class B Common Stock on July 31, 2023, the last day that the stock was in Fiscal 2023 ($2.10), and the closing market price of one share the Class B Common Stock on February 7, 2024, the vesting date of the restricted shares ($3.223); (ii) 2,871 DSUs held by Michael Jonas that vested in Fiscal 2024 and decreased in fair market value by $14; (iii) 2,376 DSUs held by Yi Tsai that vested in Fiscal 2024 and decreased in fair market value by $12; and (iv) 6,000 options held by Yi Tsai that vested in Fiscal 2024 and increased in fair market value by $1,090.

[9]	In Fiscal 2023, average compensation actually paid to the non-PEO Named Executive Officers was lower than the total amount disclosed in the Summary Compensation Table, due to the following:

a.       A deduction in the amount of $20,498 for the average change in fair market value from Fiscal 2022 year-end to Fiscal 2023 year-end of awards granted prior to Fiscal 2023 that were outstanding and unvested as of Fiscal 2023 year-end, consisting of: (i) 30,864 outstanding and unvested restricted shares of Class B Common Stock held by Michael Jonas that decreased in fair market value by $20,370, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on July 31, 2023, the last day that the stock was traded in Fiscal 2023 ($2.10); (ii) 26,825 outstanding and unvested DSUs held by Michael Jonas that decreased in value by $9,585 (iii) 22,200 outstanding and unvested DSUs held by Yi Tsai that decreased in fair market value by $7,932; and (iv) 6,000 outstanding and unvested options held by Yi Tsai that decreased in fair market value by $3,110.

b.       A deduction in the amount of $5,117 for the average change in fair market value from Fiscal 2022 year-end to the vesting date of awards granted prior to Fiscal 2023 that vested during Fiscal 2023, consisting of: (i) 30,864 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $1,852, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on February 7, 2023, the vesting date of the restricted shares ($2.70); (ii) 471 restricted shares of Class B Common Stock held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $367, based on the closing market price of one share of the Class B Common Stock on July 29, 2022, the last day that the stock was traded in Fiscal 2022 ($2.76), and the closing market price of one share the Class B Common Stock on November 7, 2022, the vesting date of the restricted shares ($1.98); (iii) 2,175 DSUs held by Michael Jonas that vested in Fiscal 2023 and decreased in fair market value by $152; (iv) 1,800 DSUs held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $126; and (v) 12,666 options held by Yi Tsai that vested in Fiscal 2023 and decreased in fair market value by $7,736.

c.       An increase in the amount of $3,473 based upon the incremental value of 15,000 options, held by Yi Tsai, that were modified during Fiscal 2023.

[10]	Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2022.